FIST1 P-1
                         SUPPLEMENT DATED AUGUST 1, 2004
                              TO THE PROSPECTUS OF

                               FRANKLIN INVESTORS
                                SECURITIES TRUST
  (FRANKLIN CONVERTIBLE SECURITIES FUND, FRANKLIN EQUITY INCOME FUND,
                           FRANKLIN SHORT-INTERMEDIATE
                    U.S. GOVERNMENT SECURITIES FUND)
                               DATED MARCH 1, 2004

The prospectus is amended as follows:

I. Effective September 1, 2004, Franklin Short-Intermediate U.S. Government Securities Fund will change its name to "Franklin Limited Maturity U.S. Government Securities Fund." The investment policies will remain the same.

                         Please keep this supplement for
                                future reference.







FIST1 PA-1
                         SUPPLEMENT DATED AUGUST 1, 2004
                              TO THE PROSPECTUS OF

                               FRANKLIN INVESTORS
                                SECURITIES TRUST
                          (FRANKLIN SHORT-INTERMEDIATE
                    U.S. GOVERNMENT SECURITIES FUND)
                               DATED MARCH 1, 2004

The prospectus is amended as follows:

I. Effective September 1, 2004, Franklin Short-Intermediate U.S. Government Securities Fund will change its name to "Franklin Limited Maturity U.S. Government Securities Fund." The investment policies will remain the same.

                         Please keep this supplement for
                                future reference.